Provisions	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions
17.	Provisions

Total
£’000
At January 1, 2020	288
Arising during the year	299
Utilized	(340)
At December 31, 2020	247
Arising during the year	84
Utilized	(235)
At December 31, 2021	96
Current	39
Non-current	57

The provision represents the contractual liability that will arise on termination of lease agreements on leasehold properties.